UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04527 )

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
8/31/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.0%)(a)
		Principal
	Rating(RAT)	amount	Value

Arizona (0.7%)
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	Aa3	$870,000	$728,260

California (0.1%)
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A-1, 5s, 6/1/33	BBB	100,000	79,099

Minnesota (96.2%)
Alexandria, G.O. Bonds (Indpt. School Dist. No. 206),
Ser. A, FSA, 5s, 2/1/22	Aaa	1,600,000	1,697,296
Anoka Cnty., G.O. Bonds, Ser. A, 5s, 2/1/24	Aa2	620,000	647,894
Becker, Poll. Control Rev. Bonds (Northern States
Pwr.), Ser. A, 8 1/2s, 3/1/19	A2	1,000,000	1,145,580
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. C, FSA, 5s, 2/1/21	Aaa	1,560,000	1,596,145
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181),
Ser. A, FGIC, 5s, 2/1/20	Aa2	1,000,000	1,035,450
Burnsville, G.O. Bonds (Indpt. School Dist. No. 191),
Ser. A, 5s, 2/1/25	Aa2	865,000	902,567
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A3	1,000,000	968,790
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	Aaa	1,000,000	1,028,590
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,229,938
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	68,888
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	766,965
Elk River, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. A, MBIA, 5s, 2/1/19 (Prerefunded)	AAA/P	1,000,000	1,056,850
Farmington, G.O. Bonds (Indpt. School Dist. No. 192),
Ser. B, FSA, 5s, 2/1/19	Aaa	1,080,000	1,155,049
Hennepin Cnty., G.O. Bonds, Ser. A, 5 1/8s, 12/1/19	Aaa	1,440,000	1,445,126
Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	3,996,705
4 3/4s, 12/15/29	AAA	1,000,000	1,010,410
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	BB-	350,000	318,959
Itasca Cnty., G.O. Bonds (Indpt. School Dist. No.
318), FSA, 5s, 2/1/15	Aaa	2,610,000	2,755,299
Lakeville, G.O. Bonds (Indpt. School Dist. No. 194),
Ser. A, FGIC, 5 1/2s, 2/1/24 (Prerefunded)	Aa2	2,000,000	2,192,840
Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aa1	2,575,000	2,717,707
Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove
Hosp. Corp.), 5 1/4s, 5/1/37	A3	2,000,000	1,882,480
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,275,538
Medford, G.O. Bonds (Indpt. School Dist. No. 763),
Ser. A, FSA, 5 1/2s, 2/1/31 (Prerefunded)	Aaa	1,550,000	1,656,113
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds,
Ser. A, MBIA
5s, 1/1/28	AA	1,160,000	1,158,492
5s, 1/1/21	AA	1,500,000	1,520,850
Minneapolis, G.O. Bonds
(Sports Arena), 5.2s, 10/1/24 (SEG)	AAA	2,000,000	2,002,100
Ser. B, 5 1/8s, 12/1/24	AAA	975,000	988,094
Ser. B, 5 1/8s, 12/1/24 (Prerefunded)	AAA	525,000	546,194
Ser. E, 5s, 3/1/26	AAA	2,175,000	2,183,678
5s, 12/1/18	AAA	1,200,000	1,236,852
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll., 5 3/4s, 10/20/42	Aaa	700,000	689,703
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	AAA	1,500,000	1,562,790
Ser. B, FSA, zero %, 2/1/23	Aaa	3,600,000	1,757,484
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s,
8/1/25	A3	795,000	833,255
(Hlth. Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17	AA	610,000	620,108
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5s,
2/15/23 (Prerefunded)	AAA/P	500,000	525,850
MN State G.O. Bonds
5s, 8/1/24	AAA	1,500,000	1,558,980
5s, 11/1/19	AAA	1,500,000	1,540,650
MN State Higher Ed. Fac. Auth. Rev. Bonds
(The College of St. Catherine), Ser. 5-N1, 5 3/8s,

10/1/32	Baa1	500,000	492,345
(U. of St. Thomas), Ser. 5-N1, 5 1/4s, 10/1/34	A2	1,000,000	1,007,710
(St. John's U.), Ser. 5-I, 5 1/4s, 10/1/26
(Prerefunded)	AAA/P	500,000	541,370
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa1	250,000	250,493
(U. of St. Thomas), Ser. 6-I, 5s, 4/1/23	A2	500,000	511,050
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A2	1,000,000	1,042,450
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	507,895
(St. John's U.), Ser. 6-G, 5s, 10/1/15	AAA/P	1,525,000	1,660,237
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	473,345
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M1, 2.45s, 10/1/32	VMIG1	1,700,000	1,700,000
MN State Hsg. Fin. Agcy. FRN (Res. Hsg. Fin.), Ser. D,
5 1/2s, 1/1/38	Aa1	985,000	1,001,912
MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg.), Ser. M, 5 3/4s, 1/1/37	Aa1	1,945,000	1,976,373
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	740,000	742,731
(Res. Hsg.), Ser. B, 5s, 7/1/34	Aa1	350,000	349,150
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,995,000	1,859,859
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	380,000	376,071
(Res. Hsg. Fin.), Ser. F, 4.1s, 1/1/26	Aa1	1,010,000	1,000,759
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5 1/4s,
10/1/27	A3	1,000,000	1,024,620
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac.), Ser. A, 5 3/4s, 12/1/19	BBB/P	1,000,000	1,000,140
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	302,129
Northern Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds, Ser.
A, AGO, 5s, 1/1/21	Aaa	1,000,000	1,057,980
Northfield, Hosp. Rev. Bonds, Ser. C, 6s, 11/1/31
(Prerefunded)	AAA/P	1,000,000	1,096,360
Northfield, Hosp. Rev. Bonds, 5 1/4s, 11/1/21	BBB-	500,000	486,540
Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted
Med. Ctr.), 5.55s, 7/1/19	BB+/P	800,000	798,640
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,155,865
Rochester, Elec. Util. Rev. Bonds, 5 1/4s, 12/1/30
(Prerefunded)	AAA/P	1,100,000	1,174,701
Roseville, G.O. Bonds (Indpt. School Dist. No. 623),
Ser. A, FSA, 5s, 2/1/25	Aaa	2,000,000	2,033,000
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	400,000	344,744
Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047),
Ser. B, FSA, zero %, 2/1/11	Aaa	2,540,000	2,373,224
Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A,
MBIA, zero %, 1/1/24	AA	2,000,000	948,180
St. Cloud, Hlth. Care Rev. Bonds (St. Cloud Hosp.
Oblig. Group), Ser. A, FSA, 6 1/4s, 5/1/17	Aaa	1,500,000	1,579,470
St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet
Hlth. Svcs.), Ser. C, 5 3/4s, 7/1/30	A	1,000,000	998,740
St. Paul, Hsg. & Redev. Auth. Rev. Bonds (Rossy &
Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	479,232
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Allina Hlth. Syst.), Ser. A, MBIA, 5s, 11/15/19	AA	1,000,000	1,054,980
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (Regions Hosp.), 5.3s, 5/15/28	Baa1	1,515,000	1,414,813
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Baa3	500,000	488,810
Ser. B, 5.85s, 11/1/17	Baa3	750,000	755,100
St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.),
Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,279,305
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	750,000	615,848
Todd Morrison Cass & Wadena Cntys., Hosp. Dist. G.O.
Bonds (Hlth. Care Fac. Lakewood), 5s, 12/1/34	Baa2	750,000	669,563
U. of MN Rev. Bonds, Ser. A
5 3/4s, 7/1/17 (Prerefunded)	Aaa	2,160,000	2,531,498
5 1/2s, 7/1/21 (Prerefunded)	Aaa	1,000,000	1,136,820
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AMBAC,
5 1/2s, 1/1/16	AAA/P	565,000	592,312
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group)
Ser. A, 6s, 7/1/34	BBB	250,000	245,788
5s, 7/1/16	BBB	425,000	424,698
5s, 7/1/15	BBB	450,000	452,295
5s, 7/1/14	BBB	425,000	430,108
			95,715,512

New Jersey (0.1%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	150,000	117,342

Ohio (1.1%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2, 5 3/4s, 6/1/34	BBB	1,300,000	1,083,368

Wisconsin (0.8%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	500,000	508,945
6 3/8s, 6/1/32	BBB	285,000	280,682
			789,627

TOTAL INVESTMENTS

Total investments (cost $97,559,403) (b)			$98,513,208

FUTURES CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	47	$5,428,500	Dec-08	$(34,598)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$1,493,333	9/22/08	-	4.30% minus	$20,940
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

	1,493,333	9/19/08	-	4.30% minus	20,420
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

	1,493,333	9/17/08	-	4.30% minus	20,587
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

Total					$61,947

NOTES

(a) Percentages indicated are based on net assets of $99,554,807.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $97,559,403, resulting in gross unrealized appreciation and depreciation of $2,349,989 and $1,396,184, respectively, or net unrealized appreciation of $953,805.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2008.

The rates shown on VRDN and FRN are the current interest rates at August 31, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

Local government	34.1%
Health care	18.5
Education	10.2

The fund had the following insurance concentration greater than 10% at August 31, 2008 (as a percentage of net assets):

FSA	16.7%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$-	$(34,598)

Level 2	$98,513,208	$61,947

Level 3	$-	$-

Total	$98,513,208	$27,349

* Other financial instruments include futures which are valued at the unrealized depreciation on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008